RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
RELATED PARTY TRANSACTIONS
Accrued Management Fees	$ 12,664,070	$ 13,107,778